Label	Element	Value
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs China Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs China Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 44 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 90 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-145 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities or instruments (
i.e
., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2020 was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 44 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 90 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-145 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” for Class A, Class C and Investor Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same  (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in issuers economically tied to China. For purposes of the 80% investment policy, China includes Mainland China and China’s special administrative regions, such as Hong Kong. The Fund expects to invest primarily in common stocks, but may also invest in depositary receipts. This may include securities that trade in local Chinese, Hong Kong, or other foreign exchanges and securities that trade in Renminbi (“RMB”), the official currency of China. The Fund may invest in the securities of Chinese companies, normally restricted to residents of Mainland China (commonly known as “A Shares” or “China A Shares”), through the China Stock Connect program or other channels. The Fund may also invest in other investments including, but not limited to, “B Shares” of companies listed on the Shanghai and Shenzhen Stock Exchanges, “H Shares” of companies incorporated in Mainland China and listed on the Hong Kong Stock Exchange and other foreign exchanges, shares of “Red Chip” and “P-Chip” companies with controlling Chinese shareholders that are incorporated outside of Mainland China and listed on the Hong Kong Stock Exchange, and shares of companies listed on the Hong Kong Stock Exchange that generate the majority of their value and revenue from doing business in China. “Red Chip” companies are controlled, either directly or indirectly, by Mainland China state entities. “P-Chip” companies are controlled by Mainland Chinese companies or individuals.
While the Fund may invest in companies of any market capitalization, it expects to primarily invest in large- and mid-capitalization companies. As of February 1, 2021, the Fund generally considers issuers with public stock market capitalizations of approximately $2.5 billion to $10 billion to be mid-capitalization companies, and issuers with public stock market capitalizations of approximately $10 billion or more to be large-capitalization companies. The Fund may also invest in futures, exchange-traded funds (“ETFs”) and other instruments with similar economic exposures.
Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk.
The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors. No one factor or consideration is determinative in the stock selection process.
The Fund may invest in the aggregate up to 20% of its Net Assets in: (i) equity investments in issuers that are not economically tied to China; and (ii) fixed income securities, such as government, corporate and bank debt obligations.
The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) China All Shares Index (Net, USD, Unhedged).

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Currency Risk.
  Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. To the extent the Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Fund of fluctuations in the value of currencies may be magnified.
Depositary Receipts Risk.
  Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.
Foreign and Emerging Countries Risk.
  Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.
Greater China Risk.
  Investing in Greater China involves a higher degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. The Fund’s investment exposure to Greater China may subject the Fund, to a greater extent than if investments were made in developed countries, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in the China region. The economy, industries, and securities and currency markets of Greater China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low-cost emerging economies. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from Mainland China may also have an adverse impact on Chinese issuers. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China. The government of the People’s Republic of China (“PRC”) exercises significant control over the economy in Mainland China, and may at any time alter or discontinue economic reforms. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to Mainland China, but changes to their political and economic relationships with the PRC could adversely impact the Fund’s investments in Taiwan and Hong Kong.
Investing Through Stock Connect Risk.
  Investing in China A Shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect (“Stock Connect”) program is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to market-wide trading volume and market cap quota limitations, each of which may restrict or preclude the Fund’s ability to invest in A Shares through Stock Connect. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A Shares. Therefore, the Fund’s investments in Stock Connect A Shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Additionally, restrictions on the timing of permitted trading activity in A Shares, including the imposition of local holidays in either Hong Kong or Mainland China and restrictions on purchasing and selling the same security on the same day, may subject the Fund to the risk of price fluctuations of China A Shares at times when the Fund is unable to add to or exit its position.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's   net asset value ("NAV")  and liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's  expense ratio.
Liquidity Risk.
  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Market Risk
.
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Mid-Cap and Small-Cap Risk.
Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
RMB Risk.
There is no assurance that there will always be sufficient amounts of RMB available for the Fund to remain fully invested in Chinese equities. The Chinese government heavily regulates the domestic exchange of foreign currencies and RMB exchange rates in China, which may adversely affect the operations and financial results of the Fund’s investments in China.
Stock Risk.
  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of a broad-based securities market index. Through November 20, 2019, the Fund had been known as the Goldman Sachs Asia Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to the close of business on November 20, 2019. In addition, after the close of business on November 20, 2019, the Fund’s benchmark changed from the MSCI All Country Asia ex-Japan Index (Net, USD, Unhedged) to the MSCI China All Shares Index (Net, USD, Unhedged). The Investment Adviser believes that the MSCI China All Shares Index (Net, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling the appropriate phone number on the back cover of the Prospectus.
The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition, after the close of business on November 20, 2019, the Fund’s benchmark changed from the MSCI All Country Asia ex-Japan Index (Net, USD, Unhedged) to the MSCI China All Shares Index (Net, USD, Unhedged). The Investment Adviser believes that the MSCI China All Shares Index (Net, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	24.68%	June 30, 2020
Worst Quarter Return	-22.11%	September 30, 2011

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	$ 689
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,560
10 Years	rr_ExpenseExampleYear10	$ 2,799
2011	rr_AnnualReturn2011	(17.74%)
2012	rr_AnnualReturn2012	18.14%
2013	rr_AnnualReturn2013	4.04%
2014	rr_AnnualReturn2014	0.97%
2015	rr_AnnualReturn2015	2.13%
2016	rr_AnnualReturn2016	(3.32%)
2017	rr_AnnualReturn2017	51.60%
2018	rr_AnnualReturn2018	(18.46%)
2019	rr_AnnualReturn2019	26.23%
2020	rr_AnnualReturn2020	48.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
1 Year	rr_AverageAnnualReturnYear01	39.96%
5 Years	rr_AverageAnnualReturnYear05	16.12%
10 Years	rr_AverageAnnualReturnYear10	8.22%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1994
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.10%	[2]
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	2.20%
1 Year	rr_ExpenseExampleYear01	$ 323
3 Years	rr_ExpenseExampleYear03	822
5 Years	rr_ExpenseExampleYear05	1,446
10 Years	rr_ExpenseExampleYear10	3,129
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	822
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,446
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,129
1 Year	rr_AverageAnnualReturnYear01	45.90%
5 Years	rr_AverageAnnualReturnYear05	16.58%
10 Years	rr_AverageAnnualReturnYear10	8.02%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[2]
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	488
5 Years	rr_ExpenseExampleYear05	884
10 Years	rr_ExpenseExampleYear10	$ 1,993
1 Year	rr_AverageAnnualReturnYear01	48.50%
5 Years	rr_AverageAnnualReturnYear05	17.88%
10 Years	rr_AverageAnnualReturnYear10	9.25%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 1996
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	519
5 Years	rr_ExpenseExampleYear05	940
10 Years	rr_ExpenseExampleYear10	$ 2,116
1 Year	rr_AverageAnnualReturnYear01	48.39%
5 Years	rr_AverageAnnualReturnYear05	17.74%
Since Inception	rr_AverageAnnualReturnSinceInception	13.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	485
5 Years	rr_ExpenseExampleYear05	879
10 Years	rr_ExpenseExampleYear10	$ 1,982
1 Year	rr_AverageAnnualReturnYear01	48.53%
5 Years	rr_AverageAnnualReturnYear05	17.88%
10 Years	rr_AverageAnnualReturnYear10	9.25%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2018
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.30%
5 Years	rr_AverageAnnualReturnYear05	15.50%
10 Years	rr_AverageAnnualReturnYear10	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1994
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.76%
5 Years	rr_AverageAnnualReturnYear05	12.99%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1994
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | MSCI China All Shares Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.31%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.17%	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1994	[5]
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | MSCI China All Shares Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.31%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.17%	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1997	[5]
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | MSCI China All Shares Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.31%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.17%	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 1996	[5]
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | MSCI China All Shares Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.31%	[5]
5 Years	rr_AverageAnnualReturnYear05	11.17%	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014	[5]
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs China Equity Fund | MSCI China All Shares Index (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.31%	[5],[6]
5 Years	rr_AverageAnnualReturnYear05	11.17%	[5],[6]
10 Years	rr_AverageAnnualReturnYear10		[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2018	[5]

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The “Other Expenses” for Class A, Class C and Investor Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.114% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.07% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, and Investor Shares of the Fund. These arrangements will remain in effect through at least February 28, 2022, and prior to such date the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.
[4]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[5]	The MSCI China All Shares Index (Net, USD, Unhedged) commenced operations in 2014. Since the MSCI China All Shares Index (Net, USD, Unhedged) has not been in existence for ten full calendar years as of December 31, 2020, 10 Years and, as applicable, Since Inception returns are not available.
[6]	Class R6 Shares commenced operations on February 26, 2016. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.